SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash and cash equivalents	$ 17,083	$ 47,112
CHINA
Cash and Cash Equivalents
Cash and cash equivalents	2,100
HONG KONG
Cash and Cash Equivalents
Cash and cash equivalents	300
UNITED STATES
Cash and Cash Equivalents
Cash and cash equivalents	$ 14,700